Long-Term Debt (Significant Covenants) (Details)	Dec. 31, 2023
Maximum
Debt Instrument [Line Items]
Debt to capital ratio	0.70
Syndicated credit facilities
Debt Instrument [Line Items]
Debt to capital ratio	0.57